Revenue (Details) - Schedule of summarizes revenue by the company’s service - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Summarizes Revenue by the Company Service [Abstract]
Core Subscription Revenue	$ 51,862,758	$ 38,940,524
Sale of operational products recognized point in time	7,883,013	6,380,151
Total	$ 59,745,771	$ 45,320,675